Shareholder Report, Average Annual Return (Details)	6 Months Ended
Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	T-Rex 2X Long Bitcoin Daily Target ETF
Average Annual Return, Percent	103.19%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	T-Rex 2X Inverse Bitcoin Daily Target ETF
Average Annual Return, Percent	(76.26%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	5.06%